Preferred Shares (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Jul. 23, 2021
Preferred Shares (Details) [Line Items]
Decrease in fair value (in Dollars)	$ 61,138
Redemption price description	The redemption price for A1/C1, B1/C2 and EEL/D1 Preferred shall be equal to the aggregate amount of (i) the Series A1/C1, B1/C2 and EEL/D1 preferred shares per share purchase price paid or credited as fully paid on such preferred shares, (ii) all accrued, whether declared or not, but unpaid dividends and distributions on such preferred shares calculated up to and including the date of redemption, (iii) a premium which, together with items (i) and (ii) above, would give the holder of such preferred shares an internal rate of return of 15% for A1/C1 and B1/C2, and 6% (modified to 12% for D1 Preferred) to EEL per annum in respect of the series per share purchase price up to and including the date of redemption.
Redeemed increases percent	8.00%
Accruing dividends percentage	6.00%
Subsequent Event [Member]
Preferred Shares (Details) [Line Items]
Exchange ratio		160.3
First, to holders of Series D Preferred [Member]
Preferred Shares (Details) [Line Items]
Liquidation preference percentage	12.00%
Second, to unredeemed holders of Series D Preferred [Member]
Preferred Shares (Details) [Line Items]
Liquidation preference percentage	12.00%
Third, to holders of Series C Preferred [Member]
Preferred Shares (Details) [Line Items]
Liquidation preference percentage	12.00%
Sixth, to unredeemed holders of Series C Preferred [Member]
Preferred Shares (Details) [Line Items]
Liquidation preference percentage	12.00%